BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Condensed Financial Information From FAvS Consolidated Balance Sheets and Statements of Operations) (Details) - FAVs [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2014 USD ($)
Condensed financial information, statements of operations:
Net sales	$ 24,442
Gross profit	7,342
Income from continuing operations	827
Net income	727
Income attributable to common stockholders	$ 336